Property, Plant and Equipment - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 453,383	$ 399,932	$ 294,891
Batteries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	355,531	308,289	231,631
Machinery equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	75,576	64,889	39,255
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,103	7,695	5,648
Tooling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,279	4,211	5,496
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	479	683	835
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,341	13,488	10,733
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 74	$ 677	$ 1,293